VIEs (VIEs Consolidated within Sohu Group, Summary of Significant Agreements Currently in Effect) (Details)	12 Months Ended
Dec. 31, 2019
Shareholders of Gamease [Member] | AmazGame [Member]
Variable Interest Entity [Line Items]
Power of attorney term	10 years
Percentage of exchange equity interests due to contributions to registered capital of equity	100.00%
Shareholders of Guanyou Gamespace [Member] | Gamespace [Member]
Variable Interest Entity [Line Items]
Power of attorney term	10 years
Percentage of exchange equity interests due to contributions to registered capital of equity	100.00%
VIEs [Member] | Shareholders of Tianjin Jinhu [Member] | Video Tianjin [Member]
Variable Interest Entity [Line Items]
Power of attorney term	10 years
VIEs [Member] | Shareholders of Sogou Information [Member] | Sogou Technology [Member]
Variable Interest Entity [Line Items]
Power of attorney term	10 years
Tianjin Jinhu Culture Development Co., Ltd ("Tianjin Jinhu") [Member] | Video Tianjin [Member]
Variable Interest Entity [Line Items]
Exclusive technology consulting and service agreement term	10 years
Tianjin Jinhu Culture Development Co., Ltd ("Tianjin Jinhu") [Member] | Shareholders of Tianjin Jinhu [Member] | Video Tianjin [Member]
Variable Interest Entity [Line Items]
Business operation agreement term	10 years
Beijing Sogou Information Service Co., Ltd.("Sogou Information") [Member] | Sogou Technology [Member]
Variable Interest Entity [Line Items]
Exclusive technology consulting and service agreement term	10 years
Beijing Sogou Information Service Co., Ltd.("Sogou Information") [Member] | Shareholders of Sogou Information [Member] | Sogou Technology [Member]
Variable Interest Entity [Line Items]
Business operation agreement term	10 years
Beijing Gamease Age Digital Technology Co., Ltd. ("Gamease") [Member] | Shareholders of Gamease [Member] | AmazGame [Member]
Variable Interest Entity [Line Items]
Business operation agreement term	10 years
Beijing Guanyou Gamespace Digital Technology Co., Ltd. ("Guanyou Gamespace") [Member] | Shareholders of Guanyou Gamespace [Member] | Gamespace [Member]
Variable Interest Entity [Line Items]
Business operation agreement term	10 years
Beijing Sohu Internet Information Service Co., Ltd. ("Sohu Internet") [Member] | Sohu Era [Member]
Variable Interest Entity [Line Items]
Exclusive technology consulting and service agreement term	2 years